CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Parent [Member]	Noncontrolling Interest
Beginning balance at Dec. 31, 2011	$ 4,037	$ 4,019	$ 18
Net income (loss)	475	474	1
Other comprehensive income (loss)	(439)	(439)
Contributions from member	563	563
Distributions to member	(788)	(787)	(1)
Ending balance at Dec. 31, 2012	3,848	3,830	18
Net income (loss)	(229)	(230)	1
Other comprehensive income (loss)	29	29
Contributions from member	1,577	1,577
Distributions to member	(427)	(408)	$ (19)
Ending balance at Dec. 31, 2013	4,798	4,798
Net income (loss)	410	410
Other comprehensive income (loss)	(100)	(100)
Contributions from member	739	739
Distributions to member	(1,940)	(1,940)
Ending balance at Dec. 31, 2014	$ 3,907	$ 3,907